Unsecured senior notes (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2016 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)
Unsecured senior notes
Unsecured senior notes		$ 983,870	¥ 6,831,012
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $	$ 1,000,000
Unsecured senior notes			6,831,012
Unamortized discount and debt issuance costs			105,988
Total principal amounts of unsecured senior notes			6,937,000
Debt discount				¥ 79,289
Debt issuance costs				¥ 35,727
Future principal payments for unsecured senior notes due
Due in 2021			3,468,500
Due in 2026			¥ 3,468,500
Unsecured senior notes | 3.125% notes due 2021
Unsecured senior notes
Aggregate principal amount | $		$ 500,000
Interest rate (as a percent)		3.125%	3.125%
Unsecured senior notes			¥ 3,435,184
Effective interest rate (as a percent)		3.37%	3.37%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount			¥ 500,000
Interest rate (as a percent)		3.875%	3.875%
Unsecured senior notes			¥ 3,395,828
Effective interest rate (as a percent)		4.15%	4.15%
Parent company
Unsecured senior notes
Unsecured senior notes		$ 983,870	¥ 6,831,012